UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:   4/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

[Insert Schedule Here.]

GoalmineFixed Income Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 9.8%
	INSURANCE COMPANIES - 7.6%
100	Berkshire Hathaway, Inc. *	$ 8,045

	INVESTMENT COMPANIES - 2.2%
240	Fifth Street Finance Corp.	2,357
	TOTAL COMMON STOCKS (Cost - $10,573)	10,402

	EXCHANGE TRADED FUNDS - 65.7%
	DEBT FUNDS - 62.3%
141	iShares Barclays 1-3 Year Treasury Bond Fund	11,909
250	iShares Barclays Short Treasury Bond Fund	27,547
140	iShares Barclays TIPS Bond Fund	16,719
83	iShares iBoxx Investment Grade Corporate Bond Fund	9,668
		65,843
	EQUITY FUND - 3.4%
200	PowerShares Financial Preferred Portfolio	3,564
	TOTAL EXCHANGE TRADED FUNDS (Cost - $67,872)	69,407

	REITS - 11.8%
230	Annaly Capital Management, Inc.	3,753
300	Winthrop Realty Trust	3,201
200	Vornado Realty LP *	5,550
	TOTAL REITS (Cost - $13,112)	12,504

	PREFERRED STOCK - 4.7%
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
200	PreferredPlus TR *
	TOTAL PREFERRED STOCK (Cost - $4,818)	4,960

	SHORT-TERM INVESTMENTS - 15.3%
	MONEY MARKET FUNDS - 15.3%
5,391	Dreyfus Institutional Reserve Money Fund, 0.00% **	5,391
5,391	Dreyfus Treasury Prime Cash Management, 0.00% **	5,391
5,391	Milestone Treasury Obligations Portfolio, 0.01% **	5,391
	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,173)	16,173

	TOTAL INVESTMENTS - 107.3% (Cost - $112,548) (a)	$ 113,446
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.3) %	(7,711)
	NET ASSETS - 100.0%	$ 105,735

(a) Represents cost for financial purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,928
	Unrealized depreciation	(1,030)
	Net unrealized appreciation	$ 898

REIT - Real Estate Investment Trust
* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2012.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

GoalmineFixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 10,402	$ -	$ -	$ 10,402
Exchange Traded Funds	69,407	-	-	69,407
Preferred Stock	4,960	-	-	4,960
REITS	12,504	-	-	12,504
Short Term Investments	16,173	-	-	16,173
Total	$ 113,446	$ -	$ -	$ 113,446
The Fund did not hold any Level 3 securities during this period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/26/2012